Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment
	Summary	Compensation	Average Summary	Average	Based On:
	Compensation	Actually	Compensation	Compensation	Total	Peer Group Total		Sales Growth
	Table Total	Paid to	Table for	Actually Paid to	Shareholder	Shareholder	Net Income	on Budget vs.
Year	for PEO (1)	PEO (1)(3)	Non-PEO NEOs (2)	Non-PEO NEOs (2)(3)	Return (4)	Return (5)	(in '000) (6)	2021 (7)
2022	$7,477,951	$12,892,333	$2,451,868	$3,860,080	$145.26	$113.65	$91,386	14.0%
2021	6,509,420	8,829,336	2,233,883	2,890,154	120.74	126.45	62,116	25.1%
2020	5,962,949	6,951,075	2,948,576	1,958,840	104.25	126.42	1,403	8.5%

(1)	Jack Y. Zhang served as our principal executive officer (PEO) for each of the years 2022, 2021, and 2020.
(2)

Our non-PEO named executive officers (NEOs) for each of the years 2022, 2021, and 2020 were: (i) William J. Peters, Mary Ziping Luo, Rong Zhou, and Jacob Liawatidewi for 2022 and 2021, and (ii) William J. Peters, Mary Ziping Luo, Jason B. Shandell, Rong Zhou, and Jacob Liawatidewi for 2020.

(3)

The Compensation Actually Paid Schedule shown below sets forth the adjustment made during each year represented in the Pay Versus Performance Table to arrive at the “compensation actually paid” to our PEO and average “compensation actually paid” to our non-PEO NEOs.

Compensation Actually Paid Schedule

	2022		2021		2020
	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs
Summary Compensation table total for applicable year.	$7,477,951	$2,451,868	$6,509,420	$2,233,883	$5,962,949	$2,948,576
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable year.	(5,344,009)	(1,382,259)	(4,577,008)	(1,215,707)	(3,980,003)	(1,624,237)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	4,179,167	1,080,965	6,373,743	1,688,333	7,152,085	1,441,852
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	2,338,630	701,571	1,010,138	291,068	(231,663)	(31,974)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	4,240,594	1,007,935	(486,957)	(107,423)	(1,952,293)	(674,251)
Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end	-	-	-	-	-	(101,127)
Compensation Actually Paid for applicable year	$12,892,333	$3,860,080	$8,829,336	$2,890,154	$6,951,075	$1,958,840

(4)

Represents the cumulative total shareholder return of the Company’s common stock, based on an initial fixed investment of $100 made on the market close on the last trading day before the earliest fiscal year in the table, assuming the reinvestment of any dividends

(5)

Represents the cumulative total shareholder return of the NASDAQ Biotechnology index (which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022) based on an initial fixed investment of $100 made on the market close on the last trading day before the earliest fiscal year in the table, assuming the reinvestment of any dividends.

(6)	Represents the Company’s net income, calculated in accordance with U.S. GAAP, as reported in our Annual Report on Form 10-K, as filed with the SEC on March 1, 2023.
(7)	Represents the Company’s sales growth on budget vs. 2021.

Company Selected Measure Name	Sales Growth
Named Executive Officers, Footnote [Text Block]
(1)	Jack Y. Zhang served as our principal executive officer (PEO) for each of the years 2022, 2021, and 2020.
(2)

Our non-PEO named executive officers (NEOs) for each of the years 2022, 2021, and 2020 were: (i) William J. Peters, Mary Ziping Luo, Rong Zhou, and Jacob Liawatidewi for 2022 and 2021, and (ii) William J. Peters, Mary Ziping Luo, Jason B. Shandell, Rong Zhou, and Jacob Liawatidewi for 2020.

Peer Group Issuers, Footnote [Text Block]
(5)

Represents the cumulative total shareholder return of the NASDAQ Biotechnology index (which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022) based on an initial fixed investment of $100 made on the market close on the last trading day before the earliest fiscal year in the table, assuming the reinvestment of any dividends.

PEO Total Compensation Amount	$ 7,477,951	$ 6,509,420	$ 5,962,949
PEO Actually Paid Compensation Amount	$ 12,892,333	8,829,336	6,951,075
Adjustment To PEO Compensation, Footnote [Text Block]

(3)

The Compensation Actually Paid Schedule shown below sets forth the adjustment made during each year represented in the Pay Versus Performance Table to arrive at the “compensation actually paid” to our PEO and average “compensation actually paid” to our non-PEO NEOs.

Compensation Actually Paid Schedule

	2022		2021		2020
	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs
Summary Compensation table total for applicable year.	$7,477,951	$2,451,868	$6,509,420	$2,233,883	$5,962,949	$2,948,576
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable year.	(5,344,009)	(1,382,259)	(4,577,008)	(1,215,707)	(3,980,003)	(1,624,237)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	4,179,167	1,080,965	6,373,743	1,688,333	7,152,085	1,441,852
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	2,338,630	701,571	1,010,138	291,068	(231,663)	(31,974)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	4,240,594	1,007,935	(486,957)	(107,423)	(1,952,293)	(674,251)
Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end	-	-	-	-	-	(101,127)
Compensation Actually Paid for applicable year	$12,892,333	$3,860,080	$8,829,336	$2,890,154	$6,951,075	$1,958,840

Non-PEO NEO Average Total Compensation Amount	$ 2,451,868	2,233,883	2,948,576
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,860,080	2,890,154	1,958,840
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)

The Compensation Actually Paid Schedule shown below sets forth the adjustment made during each year represented in the Pay Versus Performance Table to arrive at the “compensation actually paid” to our PEO and average “compensation actually paid” to our non-PEO NEOs.

Compensation Actually Paid Schedule

	2022		2021		2020
	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs	CEO	Average Non-PEO NEOs
Summary Compensation table total for applicable year.	$7,477,951	$2,451,868	$6,509,420	$2,233,883	$5,962,949	$2,948,576
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable year.	(5,344,009)	(1,382,259)	(4,577,008)	(1,215,707)	(3,980,003)	(1,624,237)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	4,179,167	1,080,965	6,373,743	1,688,333	7,152,085	1,441,852
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	2,338,630	701,571	1,010,138	291,068	(231,663)	(31,974)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	4,240,594	1,007,935	(486,957)	(107,423)	(1,952,293)	(674,251)
Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end	-	-	-	-	-	(101,127)
Compensation Actually Paid for applicable year	$12,892,333	$3,860,080	$8,829,336	$2,890,154	$6,951,075	$1,958,840

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures

The following lists the financial performance measures that we believe represents the most important financial performance measures used to link compensation actually paid to our NEOs for 2022 to Company performance.

Financial Performance Measures
Company’s sales growth on budget vs. 2021
Adjusted Net Income
Relative Total Shareholder Return (TSR) (The Company’s TSR as compared to the NASDAQ Biotechnology Index)

Total Shareholder Return Amount	$ 145.26	120.74	104.25
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ 91,386,000	$ 62,116,000	$ 1,403,000
Company Selected Measure Amount	14.0	25.1	8.5
PEO Name	Jack Y. Zhang
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company’s sales growth on budget vs. 2021
Non-GAAP Measure Description [Text Block]
(7)	Represents the Company’s sales growth on budget vs. 2021.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (TSR) (The Company’s TSR as compared to the NASDAQ Biotechnology Index)
PEO [Member] | Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation table for applicable year.
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,344,009)	$ (4,577,008)	$ (3,980,003)
PEO [Member] | Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,179,167	6,373,743	7,152,085
PEO [Member] | Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,338,630	1,010,138	(231,663)
PEO [Member] | Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,240,594	(486,957)	(1,952,293)
Non-PEO NEO [Member] | Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation table for applicable year.
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,382,259)	(1,215,707)	(1,624,237)
Non-PEO NEO [Member] | Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,080,965	1,688,333	1,441,852
Non-PEO NEO [Member] | Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	701,571	291,068	(31,974)
Non-PEO NEO [Member] | Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,007,935	$ (107,423)	(674,251)
Non-PEO NEO [Member] | Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (101,127)